Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

13.	Property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2022	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2022	17,161	-	185	1,111	18,457
Additions during the year	9,191	1,267	274	322	11,054
Revaluation	-	-	-	708	708
Transfers during the year	(2,149)	70	(70)	-	(2,149)
Sale-and-leaseback	(8,294)	-	-	6,673	(1,621)
Disposals	-	-	-	(52)	(52)
Grant income	(803)	-	-	-	(803)
At December 31, 2022	15,106	1,337	389	8,762	25,594

Depreciation
At January 1, 2022	-	-	(28)	(319)	(347)
Charge for year	-	(141)	(66)	(454)	(661)
Transfers during the year	-	(10)	10	-	-
Impairment charge	(3,321)	-	-	-	(3,321)
Derecognition	-	-	-	8	8
At December 31, 2022	(3,321)	(151)	(84)	(765)	(4,321)

Net book values
At December 31, 2022	11,785	1,186	305	7,997	21,273
At December 31, 2021	17,161	-	157	793	18,111

During 2022, the Group entered into a Grant agreement with Agência para o Investimento e Comércio Externo de Portugal, E.P.E. (“AICEP”) relating to the Benavente production facility. The Group submitted its first claims under this agreement during 2022, which amounted to €0.8 million. Using the net presentation method available under IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”), the Group has netted this amount against the carrying value of the asset.

As disclosed previously, in December 2022, we entered into a sale and leaseback transaction for our Benavente production facility. The above asset was re-recognised from assets under construction and subsequently recognized as a right of use asset. The Group recorded a gain of €0.14 million on the sale of the property, which yielded consideration of €9.32 million. Detailed information about the leases is available in note 8.

Impairment charge – assets under construction

Entities are required to conduct impairment tests where there is an indication of impairment of an asset. The following indications of impairment were considered as part of the impairment analysis; cash flows for completing the assets are higher than originally budgeted, and the assets are expected to generate lower returns than originally expected.

IAS 36 - Impairment of Assets stipulates that an impairment loss is the amount by which the carrying value of an asset exceeds its recoverable amount. Recoverable amount is the higher of its fair value less costs of disposal and its value in use. Value in use is calculated by taking the Net Present Value (NPV) of expected future cash flows from the asset discounted at an appropriate discount rate.

The value in use calculation was determined at the Cash Generating Unit ("CGU"). The CGU consisted of the cash inflows and outflows that were expected to be generated by our internally generated hydrogen production plants. In determining the value in use for the CGU, the cash flows were discounted at a rate of 10.5% on a pre-tax basis. The cash flows beyond the five-year period are extrapolated using a 7.1% growth rate that is equal to the historic inflation rate in Portugal over a 45-year period. Management expects that internally generated hydrogen production plants will have useful lives ranging between 20 and 25 years. The estimated recoverable amount of the Groups internally generated hydrogen production plants was lower than the respective carrying amount at the time of the impairment test. An impairment charge of €3.3 million was recorded during 2022 (2021: €nil).

	Assets under construction	Office and other equipment	Right of use assets	Total
2021	€’000	€’000	€’000	€’000
Cost
At January 1, 2021	6	-	-	6
Additions during the year	17,155	185	1,111	18,451
At December 31, 2021	17,161	185	1,111	18,457

Depreciation
At January 1, 2021	-	-	-	-
Charge for year	-	(28)	(318)	(346)
At December 31, 2021	-	(28)	(318)	(346)

Net book values
At December 31, 2021	17,161	157	793	18,111
At December 31, 2020	6	-	-	6

Depreciation expense on property and equipment was €0.6 million and €0.3 million for the year ended December 31, 2022, and 2021, respectively. Assets under construction includes costs mostly related to construction of our two Évora hydrogen plants, costs incurred on our HEVO-Sul project and our Benavente production facility.